Property, plant and equipment	6 Months Ended
Jun. 30, 2026
Property, plant and equipment.
Property, plant and equipment

14Property, plant and equipment

			Mine
			development,						Bilboes Mine
			infrastructure						development,
	Land and	Right of use	and other (excl.	Assets under	Decommissioning	Plant &	Furniture	Motor	infrastructure
Cost	Buildings	asset	Bilboes)	construction	assets	Equipment	& Fittings	Vehicles	and other	Total
Balance at January 1, 2025	16,871	506	143,426	31,256	3,811	70,283	2,090	3,559	—	271,802
Additions(1)	4	—	—	24,358	(61)	3,254	1,180	2,299	—	31,034
Disposals	—	—	—	—	—	—	(11)	(41)	—	(52)
Reallocations between asset classes	2,369	—	31,506	(42,748)	—	8,873	—	—	—	—
Reallocation of right of use asset(2)	—	(519)	—	—	—	—	—	—	—	(519)
Foreign exchange movement	—	13	—	7	—	—	93	—	—	113
Balance at December 31, 2025	19,244	—	174,932	12,873	3,750	82,410	3,352	5,817	—	302,378

Balance at January 1, 2026	19,244	—	174,932	12,873	3,750	82,410	3,352	5,817	—	302,378
Additions(1)(3)	—	—	7,674	4,635	126	44	319	89	4,706	17,593
Disposals	—	—	—	—	—	—	—	(141)	—	(141)
Reallocations between asset classes	396	—	2,299	(9,877)	—	7,182	—	—	—	—
Transfer from exploration and evaluation assets	—	—	—	—	—	—	—	—	79,130	79,130
Foreign exchange movement	—	—	—	1	—	—	8	—	—	9
Balance at June 30, 2026	19,640	—	184,905	7,632	3,876	89,636	3,679	5,765	83,836	398,969
(1)	Additions include change in estimates on decommissioning assets (refer to note 20).
(2)	Right of use assets has been included as a separate line on the Statement of Financial Position.
(3)	Additions include $1,866 net borrowing cost capitalised from the Notes (refer to note 23).

14Property, plant and equipment (continued)

			Mine
			development,						Bilboes Mine
Accumulated			infrastructure						development,
depreciation and	Land and	Right of use	and other (excl.	Assets under	Decommissioning	Plant &	Furniture	Motor	infrastructure
Impairment losses	Buildings	asset	Bilboes)	construction	assets	Equipment	& Fittings	Vehicles	and other	Total
Balance at January 1, 2025	10,457	218	24,995	—	863	41,241	1,451	3,121	—	82,346
Depreciation for the year	1,151	—	7,461	—	—	6,208	346	531	—	15,697
Accumulated depreciation derecognised assets	—	—	—	—	—	—	(6)	(30)	—	(36)
Accumulated depreciation of right of use assets	—	(217)	—	—	—	—	—	—	—	(217)
Foreign exchange movement	—	(1)	—	—	—	—	51	—	—	50
Balance at December 31, 2025	11,608	—	32,456	—	863	47,449	1,842	3,622	—	97,840

Balance at January 1, 2026	11,608	—	32,456	—	863	47,449	1,842	3,622	—	97,840
Depreciation for the period	506	—	3,753	—	31	3,126	223	378	—	8,017
Accumulated depreciation on disposals	—	—	—	—	—	—	—	(140)	—	(140)
Foreign exchange movement	—	—	—	—	—	—	9	—	—	9
Balance at June 30, 2026	12,114	—	36,209	—	894	50,575	2,074	3,860	—	105,726

Carrying amounts
At December 31, 2025	7,636	—	142,476	12,873	2,887	34,961	1,510	2,195	—	204,538
At June 30, 2026	7,526	—	148,696	7,632	2,982	39,061	1,605	1,905	83,836	293,243

14.1Capital commitments

The amount of contractual commitment for the acquisition of property, plant and equipment at June 30, 2026 amounted to $9,671 (December 31, 2025: $7,057).